Non-controlling Interests - Summary of Financial Information About Company's Subsidiaries That Have Non-controlling Interests (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	May 12, 2017	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Non Controlling Interests [Line Items]
Cash and cash equivalents	$ 322,560		$ 101,800	$ 15,397
Investments in associates	63,106
Property, plant and equipment	303,682		96,270	44,984
Goodwill	314,923		241,371	$ 20,866
Accounts payable and accrued liabilities	(89,571)		(15,386)
Deferred tax liability	(33,536)		(35,924)
Non-controlling interests	(84,465)		32
Equity attributable to Canopy Growth	(1,158,773)		$ (639,758)
Canopy Rivers Corporation
Disclosure Of Non Controlling Interests [Line Items]
Cash and cash equivalents	46,299
Amounts receivable	519
Prepaid expenses and other assets	2
Investments in associates	13,225
Other financial assets	57,491
Property, plant and equipment	2,610
Preferred shares	5,455
Accounts payable and accrued liabilities	(4,705)
Deferred tax liability	(4,502)
Non-controlling interests	(80,844)
Equity attributable to Canopy Growth	35,550	$ (1,065)
Tweed JA
Disclosure Of Non Controlling Interests [Line Items]
Cash and cash equivalents	12
Subscription receivable	1,769
Property, plant and equipment	1,677
Goodwill	1,939
Accounts payable and accrued liabilities	(451)
Non-controlling interests	(1,686)
Equity attributable to Canopy Growth	3,260
Vert Mirabel
Disclosure Of Non Controlling Interests [Line Items]
Cash and cash equivalents	508
Amounts receivable	650
Prepaid expenses and other assets	94
Property, plant and equipment	6,818
Goodwill	5,625
Accounts payable and accrued liabilities	(3,940)
Other current liabilities	(88)
Other long-term liabilities	(5,455)
Non-controlling interests	(2,155)
Equity attributable to Canopy Growth	$ 2,057